Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accrued Expenses and Other Liabilities [Abstract]
Derivatives (See Note 11)	$ 30	$ 32
Professional services	149	118
Tax accruals	69	58
Other	56	51
Total accrued expenses and other liabilities	$ 304	$ 259